Short-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2020 USD ($)
Short-term Investments
Short-term investments	¥ 486,756		¥ 454,426		$ 71,086
Interest income	37,393	$ 5,461	81,207	¥ 23,824
Realized gain on disposal of available-for-sale securities	24,831	3,626	50,746	18,451
Short-term investments
Short-term Investments
Short-term investments	486,756		454,426		71,086
Realized gain on disposal of available-for-sale securities	7,110	1,038	11,451	18,451
Unrealized gains/(loss) on investments	4,451	650	(1,802)	(1,776)
Short-term investments | Commercial banks deposits
Short-term Investments
Short-term investments	243,013		62,270		35,489
Interest income	1,994	$ 174	11,679	21,291
Short-term investments | Available-for-sale securities
Short-term Investments
Short-term investments	243,743		392,156		$ 35,597
Accrued interest	¥ 0		¥ 4,088	¥ 0